Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	299,353	299,353	243,173	243,173
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	496	496	1,080	1,080
Interest rate swap agreements – liabilities	Level 2	(84,749)	(84,749)	(87,681)	(87,681)
Interest rate swaption agreements – assets	Level 2	154	154	3,283	3,283
Interest rate swaption agreements – liabilities	Level 2	(959)	(959)	(4,230)	(4,230)
Cross-currency swap agreements – assets	Level 2	1,180	1,180	—	—
Cross-currency swap agreements – liabilities	Level 2	(63,084)	(63,084)	(99,786)	(99,786)
Other derivative	Level 3	2,235	2,235	2,134	2,134
Non-recurring:
Vessels held for sale	Level 2	17,000	17,000	20,580	20,580
Other:
Advances to equity-accounted joint ventures (note 6)	(i)	307,380	(i)	272,514	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	7,052	7,021	10,985	10,944
Long-term debt – public (note 7)	Level 1	(369,917)	(374,472)	(368,612)	(366,418)
Long-term debt – non-public (note 7)	Level 2	(1,454,095)	(1,414,023)	(1,422,614)	(1,381,287)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As described in Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell Plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2017 was $7.0 million (December 31, 2016 – $10.9 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Partnership, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the six months ended June 30, 2017 and 2016 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2017	2016
	$	$
Fair value at beginning of period	2,134	(6,296)
Realized and unrealized gains included in earnings	1,120	3,480
Settlement payments	(1,019)	2,556
Fair value at end of period	2,235	(260)

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2017	December 31, 2016
Class of Financing Receivable	Credit Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	633,971	643,008
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	8,425	12,171
Advances to equity-accounted joint ventures (note 6)	Other internal metrics	Performing	307,380	272,514
			949,776	927,693